Summary of significant accounting policies	12 Months Ended
Mar. 31, 2020
Summary of significant accounting policies
2. Summary of significant accounting policies:
The parent company and its subsidiaries in Japan and its foreign subsidiaries maintain their records and prepare their financial statements in accordance with Japanese generally accepted accounting principles and those of their countries of domicile. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform to U.S.GAAP.
Significant accounting policies after reflecting adjustments for the above are as follows:
Basis of consolidation and accounting for investments in affiliated companies -
The consolidated financial statements include the accounts of the parent company, its majority-owned subsidiary companies and variable interest entities of which Toyota is the primary beneficiary. All significant intercompany transactions and accounts have been eliminated. Investments in affiliated companies in which Toyota exercises significant influence, but which it does not control, are stated at cost plus equity in undistributed earnings. Consolidated net income includes Toyota’s equity in current earnings of such companies, after elimination of unrealized intercompany profits. Investments in such companies are reduced to fair value if a decline in market value is determined other-than-temporary.
Estimates -
The preparation of Toyota’s consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. The more significant estimates include: product warranties, liabilities accrued for recalls and other safety measures, allowance for doubtful accounts and credit losses, residual values for leased assets, impairment of long-lived assets, pension costs and obligations, fair value of derivative financial instruments, other-than-temporary losses on debt securities, litigation liabilities and valuation allowance for deferred tax assets.
Translation of foreign currencies -
All asset and liability accounts of foreign subsidiaries and affiliated companies are translated into Japanese yen at appropriate year-end
current exchange rates and all income and expense accounts of those subsidiaries are translated at the average exchange rates for each period. The foreign currency translation adjustments are included as a component of accumulated other comprehensive income.
Foreign currency receivables and payables are translated at appropriate year-end
current exchange rates and the resulting transaction gains or losses are recorded in operations currently.
Revenue recognition -
In the automotive operations, performance obligations are considered to be satisfied when completed vehicles and parts are delivered to the agreed locations with dealers. For parts for overseas production, it is when they are loaded on a ship to foreign manufacturing companies. We do not have any material significant payment terms as payment is received at or shortly after the point of sale.
Toyota’s sales incentive programs principally consist of cash payments to dealers calculated based on vehicle volume or a model sold by a dealer during a certain period of time. Toyota accrues these incentives as revenue reductions upon the sale of a vehicle corresponding to the program by the amount determined in the related incentive program utilizing the most likely outcome method.
The sale of certain vehicles includes a contractual right, which entitles customers to free vehicle maintenance. We use an observable price to determine the stand-alone selling price for separate performance obligations or a cost plus margin approach when one is not available. Such revenues from free maintenance contracts are deferred and recognized as revenue over the period of the contract in proportion to the costs expected to be incurred in satisfying the obligations under the contract.
Revenues from the sales of vehicles under which Toyota conditionally guarantees the minimum resale value are recognized on a pro rata basis from the date of sale to the first exercise date of the guarantee in accordance with lease accounting. The underlying vehicles of these transactions are recorded as assets and are depreciated in accordance with Toyota’s depreciation policy.
We have elected to recognize the cost of transport service activities after the customer gains control as expenses at the time that control of products transfers.
Revenues from retail financing contracts and finance leases are recognized using the effective yield method. Revenues from operating leases are recognized on a straight-line basis over the lease term.
All other operations business of Toyota includes the design, manufacture and sales of housing. Certain revenues from the housing business, such as those of ordered housing are recognized only to the extent of the costs incurred until such time that it can reasonably measure the outcome of the performance obligation.
If the period between satisfaction of the performance obligation and receipt of consideration is expected to be within one year or less, as a practical expedient, we do not adjust the promised amount of consideration for the effects of a significant financing component.
Revenue is recognized net of any taxes collected from customers and subsequently remitted to governmental authorities.
Other costs -
Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥509,653 million, ¥490,093 million and ¥470,849 million for the years ended March 31, 2018, 2019 and 2020, respectively.
Toyota generally warrants its products against certain manufacturing and other defects. Provisions for product warranties are provided for specific periods of time and/or usage of the product and vary depending upon the nature of the product, the geographic location of the sale and other factors. Toyota records a provision for estimated product warranty costs at the time the related sale is recognized based on estimates that Toyota will incur to repair or replace product parts that fail while under warranty. The amount of accrued estimated warranty costs is primarily based on historical experience as to product failures as well as current information on repair costs. The amount of warranty costs accrued also contains an estimate of warranty claim recoveries to be received from suppliers.
In addition to product warranties above, Toyota accrues for costs of recalls and other safety measures based on management’s estimates when it is probable a liability has been incurred and the amount of loss can be reasonably estimated. Toyota mainly employs an estimation model, to accrue at the time of vehicle sale, an amount that represents management’s best estimate of expenses related to future recalls and other safety measures. The estimation model for recalls and other safety measures takes into account Toyota’s historical experience of recalls and other safety measures.
Litigation liabilities are established to cover probable losses on various lawsuits based on the information currently available. Attorneys’ fees are expensed as incurred.
Research and development costs are expensed as incurred. Research and development costs were ¥1,064,269 million, ¥1,048,882 million and ¥1,110,369 million for the years ended March 31, 2018, 2019 and 2020, respectively.
Restricted cash and cash equivalents-
Cash and cash equivalents include all highly liquid investments with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Restricted cash and cash equivalents mainly include customer collections on securitized receivables to be distributed to investors as payments on the related secured debt.
Marketable securities and other securities investments -
Marketable securities and other securities investments consist of debt and equity securities. Debt securities designated as available-for-sale
are carried at fair value and the difference between fair value and acquisition cost is reflected as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Individual securities classified as available-for-sale
are reduced to fair value for other-than-temporary declines in market value. In determining if a decline in value is other-than-temporary, Toyota considers the length of time during and the extent to which the fair value has been less than the carrying value, the financial condition and prospects of the entity issuing such securities and Toyota’s ability and intent to retain its investment in the entity for a period of time sufficient to allow for any anticipated recovery in market value. Realized gains and losses, which are determined based on the average-cost method, are reflected in the consolidated statements of income when realized.
Changes in fair value on equity securities with readily determinable fair values are recognized in net income. Equity securities without readily determinable fair values are measured at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.
Finance receivables -
Finance receivables recorded on Toyota’s consolidated balance sheets are comprised of the unpaid principal balance, plus accrued interest, less charge-offs, net of any unearned income and deferred origination costs and the allowance for credit losses. Deferred origination costs are amortized so as to approximate a level rate of return over the term of the related contracts.
The determination of portfolio segments is based primarily on the qualitative consideration of the nature of Toyota’s business operations and finance receivables. The three portfolio segments within finance receivables are as follows:
Retail receivables portfolio segment -
The retail receivables portfolio segment consists of retail installment sales contracts acquired mainly from dealers (“auto loans”) including credit card loans. These contracts acquired must first meet specified credit standards. Thereafter, Toyota retains responsibility for contract collection and administration.
The contract periods of auto loans primarily range from 2 to 7 years. Toyota acquires security interests in the vehicles financed and has the right to repossess vehicles if customers fail to meet their contractual obligations. Almost all auto loans are non-recourse,
which relieves the dealers from financial responsibility in the event of repossession.
Toyota classifies retail receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables, the similarity of the credit risks, and the quantitative materiality.
Finance lease receivables portfolio segment -
Toyota acquires new vehicle lease contracts originated primarily through dealers. The contract periods of these primarily range from 2 to 5 years. Lease contracts acquired must first meet specified credit standards after which Toyota assumes ownership of the leased vehicle. Toyota is responsible for contract collection and administration during the lease period.
Toyota is generally permitted to take possession of the vehicle upon a default by the lessee. The residual value is estimated at the time the vehicle is first leased. Vehicles returned to Toyota at the end of their leases are sold by auction.
Toyota classifies finance lease receivables portfolio segment into one class based on common risk characteristics associated with the underlying finance receivables and the similarity of the credit risks
Wholesale and other dealer loan receivables portfolio segment -
Toyota provides wholesale financing to qualified dealers to finance inventories. Toyota acquires security interests in vehicles financed at wholesale. In cases where additional security interests would be required, Toyota takes dealership assets or personal assets, or both, as additional security. If a dealer defaults, Toyota has the right to liquidate any assets acquired and seek legal remedies.
Toyota also makes term loans to dealers for business acquisitions, facilities refurbishment, real estate purchases and working capital requirements. These loans are typically secured with liens on real estate, other dealership assets and/or personal assets of the dealers.
Toyota classifies wholesale and other dealer loan receivables portfolio segment into three classes of wholesale, real estate and working capital, based on the risk characteristics associated with the underlying finance receivables.
A receivable account balance is considered impaired when, based on current information and events, it is probable that Toyota will be unable to collect all amounts due according to the terms of the contract. Factors such as payment history, compliance with terms and conditions of the underlying loan agreement and other subjective factors related to the financial stability of the borrower are considered when determining whether a loan is impaired. Impaired finance receivables include certain nonaccrual receivables for which a specific reserve has been assessed. An account modified as a troubled debt restructuring is considered to be impaired. A troubled debt restructuring occurs when an account is modified through a concession to a borrower experiencing financial difficulty.
All classes of wholesale and other dealer loan receivables portfolio segment are placed on nonaccrual status when full payment of principal or interest is in doubt, or when principal or interest is 90 days or more contractually past due, whichever occurs first. Collateral dependent loans are placed on nonaccrual status if collateral is insufficient to cover principal and interest. Interest accrued but not collected at the date a receivable is placed on nonaccrual status is reversed against interest income. In addition, the amortization of net deferred fees is suspended.
Interest income on nonaccrual receivables is recognized only to the extent it is received in cash. Accounts are restored to accrual status only when interest and principal payments are brought current and future payments are reasonably assured. Receivable balances are written-off
against the allowance for credit losses when it is probable that a loss has been realized. Retail receivables class and finance lease receivables class are not placed generally on nonaccrual status when principal or interest is 90 days or more past due. However, these receivables are generally written-off
against the allowance for credit losses when payments due are no longer expected to be received or the account is 120 days contractually past due, whichever occurs first.
As of March 31, 2019 and 2020, finance receivables on nonaccrual status are as follows:

	Yen in millions
	March 31,
	2019	2020
Retail	9,401	10,434
Finance leases	2,431	3,300
Wholesale	18,217	13,023
Real estate	18,281	10,703
Working capital	—	7,712

	48,330	45,172

As of March 31, 2019 and 2020, finance receivables 90 days or more past due and accruing are as follows:

	Yen in millions
	March 31,
	2019	2020
Retail	28,438	37,709
Finance leases	3,821	5,161

	32,259	42,870

Allowance for credit losses -
Allowance for credit losses is established to cover probable losses on finance receivables and vehicles and equipment on operating leases, resulting from the inability of customers to make required payments. Provision for credit losses is included in selling, general and administrative expenses.
The allowance for credit losses is based on a systematic, ongoing review and evaluation performed as part of the credit-risk evaluation process, historical loss experience, the size and composition of the portfolios, current economic events and conditions, the estimated fair value and adequacy of collateral and other pertinent factors. Vehicles and equipment on operating leases are not within the scope of accounting guidance governing the disclosure of portfolio segments.
Retail receivables portfolio segment -
Toyota calculates allowance for credit losses to cover probable losses on retail receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors.
Finance lease receivables portfolio segment -
Toyota calculates allowance for credit losses to cover probable losses on finance lease receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by historical loss experience, current economic events and conditions and other pertinent factors such as used car markets.
Wholesale and other dealer loan receivables portfolio segment -
Toyota calculates allowance for credit losses to cover probable losses on wholesale and other dealer loan receivables by applying reserve rates to such receivables. Reserve rates are calculated mainly by financial conditions of the dealers, terms of collateral setting, current economic events and conditions and other pertinent factors.
Toyota establishes specific reserves to cover the estimated losses on individually impaired receivables within the wholesale and other dealer loan receivables portfolio segment. Specific reserves on impaired receivables are determined by the present value of expected future cash flows or the fair value of collateral when it is probable that such receivables will be unable to be fully collected. The fair value of the underlying collateral is used if the receivable is collateral-dependent. The receivable is determined collateral-dependent if the repayment of the loan is expected to be provided by the underlying collateral. For the receivables in which the fair value of the underlying collateral was in excess of the outstanding balance, no allowance was provided.
Troubled debt restructurings in the retail receivables and finance lease receivables portfolio segments are specifically identified as impaired and aggregated with their respective portfolio segments when determining the allowance for credit losses. Impaired loans in the retail receivables and finance lease receivables portfolio segments are insignificant for individual evaluation and Toyota has determined that allowance for credit losses for each of the retail receivables and finance lease receivables portfolio segments would not be materially different if they had been individually evaluated for impairment.
Specific reserves on impaired receivables within the wholesale and other dealer loan receivables portfolio segment are recorded by an increase to the allowance for credit losses based on the related measurement of impairment. Related collateral, if recoverable, is repossessed and sold and the account balance is written-off.
Any shortfall between proceeds received and the carrying cost of repossessed collateral is charged to the allowance. Recoveries are reversed from the allowance for credit losses.
Allowance for residual value losses -
Toyota is exposed to risk of loss on the disposition of
off-lease
vehicles to the extent that sales proceeds are not sufficient to cover the carrying value of the leased asset at lease termination. Toyota maintains an allowance to cover probable estimated losses related to unguaranteed residual values on its owned portfolio. The allowance is evaluated considering projected vehicle return rates and projected loss severity. Factors considered in the determination of projected return rates and loss severity include historical and market information on used vehicle sales, trends in lease returns and new car markets, and general economic conditions. Management evaluates the foregoing factors, develops several potential loss scenarios, and reviews allowance levels to determine whether reserves are considered adequate to cover the probable range of losses.
The allowance for residual value losses is maintained in amounts considered by Toyota to be appropriate in relation to the estimated losses on its owned portfolio. Upon disposal of the assets, the allowance for residual losses is adjusted for the difference between the net book value and the proceeds from sale.
Inventories -
Inventories are valued at cost, not in excess of net realizable value, cost being determined on the “average-cost” basis, except for the cost of finished products carried by certain subsidiary companies which is determined on the “specific identification” basis or
“last-in,
first-out”
(“LIFO”) basis. Inventories valued on the LIFO basis totaled ¥470,208 million and ¥291,639 million at March 31, 2019 and 2020, respectively. Had the
“first-in,
first-out”
basis been used for those companies using the LIFO basis, inventories would have been ¥25,302 million and ¥21,194 million higher than reported at March 31, 2019 and 2020, respectively.
Property, plant and equipment -
Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation of property, plant and equipment is computed on the straight-line method at rates based on estimated useful lives of the respective assets according to general class, type of construction and use. The estimated useful lives range from 2 to 65 years for buildings and from 2 to 20 years for machinery and equipment.
Vehicles and equipment on operating leases to third parties are originated by dealers and acquired by certain consolidated subsidiaries. Such subsidiaries are also the lessors of certain property that they acquire directly. Vehicles and equipment on operating leases are depreciated primarily on a straight-line method over the lease term, generally from 2 to 5 years, to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of operating lease contracts are capitalized and amortized on a straight-line method over the lease term.

Leases -
At the inception of a contract Toyota assesses whether the contract is, or contains, a lease.
Lessee -
Toyota recognizes a right of use asset and a lease liability at the lease
commencement date, for finance leases and operating leases. After the commencement date for finance leases, Toyota applies a cost model and subsequently depreciates the right of use asset using the straight-line method from the commencement date to the earlier of the end of the useful life of the right of use asset or the end of the lease term. Operating lease expenses are recognized on a straight-line basis over the lease term after the commencement date. Lease liabilities are measured at amortized cost using the effective interest method. Toyota uses its incremental borrowing rate as of the commencement date as a discount rate to measure lease liabilities. Many lease contracts relating to land and buildings entered by Toyota include extension options that can be exercisable by Toyota for various purposes such as to ensure the business flexibility. Toyota assesses whether it is reasonably certain to exercise an extension option, and if it assesses it to be reasonably certain, the extension option is included in the lease term.
Toyota recognizes lease payments associated with lease terms of 12 months or less as an expense on a straight-line basis over the lease term.
Lessor -
With respect to lessor lease transactions, Toyota determines at the commencement of the lease whether each lease is a finance lease or operating lease. A lease is classified as a finance lease if it transfers substantially all of the risks and rewards incidental to the ownership of an underlying asset. Otherwise leases are classified as operating leases. Toyota recognizes the operating lease payments in profit or loss on a straight-line basis over the lease term.
Long-lived assets -
Toyota reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the carrying value of the asset group over its fair value. Fair value is determined mainly using a discounted cash flow valuation method.
Goodwill and intangible assets -
Goodwill is not material to Toyota’s consolidated balance sheets.
Intangible assets consist mainly of software. Intangible assets with a definite life are amortized on a straight-line basis with estimated useful lives mainly of 5 years. Intangible assets with an indefinite life are tested for impairment whenever events or circumstances indicate that a carrying amount of an asset (asset group) may not be recoverable.
An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss to be recorded is generally determined by the difference between the fair value of the asset using a discounted cash flow valuation method and the current book value.
Employee benefit obligations -
Toyota has both defined benefit and defined contribution plans for employees’ retirement benefits. Retirement benefit obligations are measured by actuarial calculations in accordance with U.S.GAAP. The funded status of the defined benefit postretirement plans is recognized on the consolidated balance sheets as prepaid pension and severance costs or accrued pension and severance costs, and the funded status change is recognized in the year in which it occurs through other comprehensive income.
Environmental matters -
Environmental expenditures relating to current operations are expensed or capitalized as appropriate. Expenditures relating to existing conditions caused by past operations, which do not contribute to current or future revenues, are expensed. Liabilities for remediation costs are recorded when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or Toyota’s commitment to a plan of action. The cost of each environmental liability is estimated by using current technology available and various engineering, financial and legal specialists within Toyota based on current law. Such liabilities do not reflect any offset for possible recoveries from insurance companies and are not discounted. There were no material changes in these liabilities for all periods presented.
Income taxes -
The provision for income taxes is computed based on the pretax income included in the consolidated statements of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.
Derivative financial instruments -
Toyota employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. All derivative financial instruments are recorded on the consolidated balance sheets at fair value, taking into consideration the effects of legally enforceable master netting agreements that allow us to net settle positive and negative positions and offset cash collateral held with the same counterparty on a net basis. Toyota does not use derivatives for speculation or trading purposes. Changes in the fair value of derivatives are recorded each period in current earnings or through other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction.
Net income attributable to Toyota Motor Corporation per common share -
Basic net income attributable to Toyota Motor Corporation per common share is calculated by dividing net income attributable to common shareholders by the weighted-average number of common shares outstanding during the reported period. The calculation of diluted net income attributable to Toyota Motor Corporation per common share is done by adjusting net income attributable to common shareholders and the weighted-average number of common shares outstanding, which includes the additional dilution from the assumed conversion of model AA class shares and the assumed exercise of dilutive stock options.
Stock-based compensation -
Toyota measures compensation expense for its stock-based compensation plan based on the grant-date fair value of the award, and accounts for the award.
Other comprehensive income -
Other comprehensive income refers to revenues, expenses, gains and losses that, under U.S.GAAP are included in comprehensive income, but are excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ equity. Toyota’s other comprehensive income is primarily comprised of unrealized gains/losses on marketable securities designated as available-for-sale,
foreign currency translation adjustments and adjustments attributed to pension liabilities associated with Toyota’s defined benefit pension plans.
Accounting changes -
Adoption of new accounting standard -
In February 2016, the Financial Accounting Standards Board (“FASB”) issued updated guidance for leases. This guidance requires lessees to recognize substantially all leases on their balance sheet as a right

of

use
asset

and a lease liability. Toyota adopted this
 guidance on April 1, 2019 using the modified retrospective method of adoption and elected the transition method that allows for application of the standard at the adoption date. Additionally, Toyota elected the package of practical expedients of not reassessing lease classifications and others for lease contracts that expired or exist as of the adoption date. As a result of adoption, Toyota recognized an additional balance of ¥277,118 million as right

of

use
assets as of March 31, 2020, which is included in “Other” of “Investments and other assets” of Toyota’s consolidated balance sheet. Lease liabilities are included in “Other current liabilities” and “Other long-term liabilities,” and were ¥37,385 million and ¥239,623 million, respectively. See note 23 to the consolidated financial statements for the disclosure by adoption of this guidance.
In August 2017, the FASB issued updated guidance for hedge accounting. This guidance simplifies and expands the application of hedge accounting. Toyota adopted this guidance on April 1, 2019. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.
Change in depreciation method -
Toyota used the declining-balance method mainly for the parent company and Japanese subsidiaries, and the straight-line method for foreign subsidiary companies, regarding the depreciation method of property, plant and equipment. In recent years, Toyota has been strengthening competitiveness globally through the investments in areas such as the remodeling of cars by introducing a new platform and powertrain units, the improvement of technological capabilities and productivity, as well as the promotion of equipment versatility. In response to such recent changes, effective as of April 1, 2019, Toyota changed the depreciation method of the parent company and Japanese subsidiaries to the straight-line method because Toyota believes it better reflects the future economic benefit from the stable usage of property, plant and equipment. The impact of the change in depreciation method is recognized prospectively as a change in accounting estimate in accordance with the FASB Accounting Standards Codification (ASC) 250 “Accounting Changes and Error Corrections”.
As a result of the change in depreciation method, depreciation expense for the fiscal year ended March 31, 2020 decreased by
¥
173,201 million. Net income attributable to Toyota Motor Corporation and basic net income attributable to Toyota Motor Corporation per common share for the fiscal year ended March 31, 2020 increased by
¥
117,001 million and
¥
41.80
,
 respectively.
Recent pronouncements to be adopted in future periods -
Toyota intends to replace the currently applied U.S.GAAP and voluntarily adopt IFRS for its consolidated financial statements in order to improve the international comparability of its financial information in the capital markets, among other reasons. The period for disclosure based on IFRS will begin with the first quarter of the fiscal year ending March 31, 2021.
As a result, recent pronouncements to be adopted in future period
s
under U.S.GAAP have been excluded from this disclosure.
Reclassifications -
Certain prior year amounts have been reclassified to conform to the presentations as of and for the year ended March 31, 2020.